Borrowings - Summary of Repayment of Borrowings Including the Current Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 7,298,867	₩ 6,648,293
Debentures [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	5,972,554	5,128,649
Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	190,780	546,090
Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	7,319,647
Gross carrying amount [member] | Debentures [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	7,045,366	₩ 6,029,645
Gross carrying amount [member] | Debentures [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	4,400,000
Gross carrying amount [member] | Debentures [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,645,366
Gross carrying amount [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	274,281
Gross carrying amount [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	138,984
Gross carrying amount [member] | Long-term borrowings [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	135,297
Gross carrying amount [member] | Jan 1, 2020 - Dec 31, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,186,833
Gross carrying amount [member] | Jan 1, 2020 - Dec 31, 2020 [member] | Debentures [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,053,140
Gross carrying amount [member] | Jan 1, 2020 - Dec 31, 2020 [member] | Debentures [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	460,000
Gross carrying amount [member] | Jan 1, 2020 - Dec 31, 2020 [member] | Debentures [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	593,140
Gross carrying amount [member] | Jan 1, 2020 - Dec 31, 2020 [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	133,693
Gross carrying amount [member] | Jan 1, 2020 - Dec 31, 2020 [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	84,968
Gross carrying amount [member] | Jan 1, 2020 - Dec 31, 2020 [member] | Long-term borrowings [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	48,725
Gross carrying amount [member] | Jan 1, 2021 - Dec 31, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,326,925
Gross carrying amount [member] | Jan 1, 2021 - Dec 31, 2021 [member] | Debentures [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,230,155
Gross carrying amount [member] | Jan 1, 2021 - Dec 31, 2021 [member] | Debentures [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,060,000
Gross carrying amount [member] | Jan 1, 2021 - Dec 31, 2021 [member] | Debentures [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	170,155
Gross carrying amount [member] | Jan 1, 2021 - Dec 31, 2021 [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	96,770
Gross carrying amount [member] | Jan 1, 2021 - Dec 31, 2021 [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	51,518
Gross carrying amount [member] | Jan 1, 2021 - Dec 31, 2021 [member] | Long-term borrowings [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	45,252
Gross carrying amount [member] | Jan 1, 2022 - Dec 31, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,379,745
Gross carrying amount [member] | Jan 1, 2022 - Dec 31, 2022 [member] | Debentures [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,337,907
Gross carrying amount [member] | Jan 1, 2022 - Dec 31, 2022 [member] | Debentures [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	560,000
Gross carrying amount [member] | Jan 1, 2022 - Dec 31, 2022 [member] | Debentures [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	777,907
Gross carrying amount [member] | Jan 1, 2022 - Dec 31, 2022 [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	41,838
Gross carrying amount [member] | Jan 1, 2022 - Dec 31, 2022 [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	518
Gross carrying amount [member] | Jan 1, 2022 - Dec 31, 2022 [member] | Long-term borrowings [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	41,320
Gross carrying amount [member] | Jan 1, 2023 - Dec 31, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	456,280
Gross carrying amount [member] | Jan 1, 2023 - Dec 31, 2023 [member] | Debentures [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	455,780
Gross carrying amount [member] | Jan 1, 2023 - Dec 31, 2023 [member] | Debentures [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	340,000
Gross carrying amount [member] | Jan 1, 2023 - Dec 31, 2023 [member] | Debentures [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	115,780
Gross carrying amount [member] | Jan 1, 2023 - Dec 31, 2023 [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	500
Gross carrying amount [member] | Jan 1, 2023 - Dec 31, 2023 [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	500
Gross carrying amount [member] | After 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,969,864
Gross carrying amount [member] | After 2024 [member] | Debentures [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,968,384
Gross carrying amount [member] | After 2024 [member] | Debentures [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,980,000
Gross carrying amount [member] | After 2024 [member] | Debentures [member] | In foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	988,384
Gross carrying amount [member] | After 2024 [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,480
Gross carrying amount [member] | After 2024 [member] | Long-term borrowings [member] | In local currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 1,480